Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated Other Comprehensive (loss) income Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2023	$ 31	$ 22	$ 93,018,528	$ (68,161,722)	$ (10,623)	$ (9,462,883)	$ 15,383,353
Balance (in Shares) at Dec. 31, 2023	2,937,921	2,243,776
Conversion of Class B Ordinary Shares to Class A Ordinary Shares	$ 4	$ (4)
Conversion of Class B Ordinary Shares to Class A Ordinary Shares (in Shares)	446,842	(446,842)
Net loss				(3,347,906)		(39,484)	(3,387,390)
Exercise of share options	$ 2		451,658				451,660
Exercise of share options (in Shares)	427,060
Exchange difference on translation of foreign operations					66,269		66,269
Balance at Sep. 30, 2024	$ 37	$ 18	93,470,186	(71,509,628)	55,646	(9,502,367)	12,513,892
Balance (in Shares) at Sep. 30, 2024	3,811,823	1,796,934
Balance at Dec. 31, 2024	$ 37	$ 18	93,474,825	(72,429,528)	89,162	(9,357,453)	11,777,061
Balance (in Shares) at Dec. 31, 2024	3,811,823	1,796,934
Placing of Class A Ordinary Shares	$ 15		2,699,185				2,699,200
Placing of Class A Ordinary Shares (in Shares)	1,535,000
Net loss				(1,055,775)		(10,115)	(1,065,890)
Exchange difference on translation of foreign operations					(247,967)		(247,967)
Balance at Sep. 30, 2025	$ 52	$ 18	$ 96,174,010	$ (73,485,303)	$ (158,805)	$ (9,367,568)	$ 13,162,404
Balance (in Shares) at Sep. 30, 2025	5,346,823	1,796,934